FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value on recurring basis

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis (at least annually) by level within the fair value hierarchy. As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	Fair Value at June 30, 2013
	Total	Level 1	Level 2	Level 3
Assets:
Marketable equity securities	$16,008	$16,008	$—	$—
Gold put and call options	2,358	—	2,358	—

	$18,366	$16,008	$2,358	$—

Liabilities:
Palmarejo royalty obligation embedded derivative	$52,359	$—	$52,359	$—
Rochester NSR royalty obligation	22,046	—	22,046	—
Other derivative instruments, net	2,554	—	2,554	—

	$76,959	$—	$76,959	$—

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Short term investments	$999	$999	$—	$—
Marketable securities	27,065	27,065	—	—
Other derivative instruments, net	943	—	943	—

	$29,007	$28,064	$943	$—

Liabilities:
Royalty obligation embedded derivative	$145,098	$—	$145,098	$—
Put and call options	9,299	—	9,299	—

	$154,397	$—	$154,397	$—

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis (at least annually) by level within the fair value hierarchy. As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$999	$999	$—	$—
Marketable equity securities	27,065	27,065	—	—
Other derivative instruments, net	943	—	943	—

	$29,007	$28,064	$943	$—

Liabilities:
Royalty obligation embedded derivative	$145,098	$—	$145,098	$—
Put and call options	9,299	—	9,299	—

	$154,397	$—	$154,397	$—

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$20,254	$20,254	$—	$—
Marketable equity securities	19,844	19,844	—	—
Put and call options	3,040	—	3,040	—
Silver ounces receivable from Mandalay	814	—	814	—

	$43,952	$40,098	$3,854	$—

Liabilities:
Royalty obligation embedded derivative	$159,400	$—	$159,400	$—
Put and call options	20,892	—	20,892	—
Other derivative instruments, net	4,012	—	4,012	—

	$184,304	$—	$184,304	$—

Financial Assets and Liabilities not Measured at Fair Value

Financial assets and liabilities that are not measured at fair value at June 30, 2013 and December 31, 2012 are set forth below (in thousands):

	Fair Value at June 30, 2013
	Total	Level 1	Level 2	Level 3
Liabilities:
3.25% Convertible Senior Notes due 2028	$5,153	$5,153	$—	$—
7.875% Senior Notes due 2021	$295,689	$295,689	$—	$—
Palmarejo Gold Production Royalty Obligation	$75,645	$—	$75,645	$—

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Liabilities:
3.25% Convertible Senior Notes due 2028	$48,220	$48,220	$—	$—
Palmarejo Gold Production Royalty Obligation	$90,617	$—	$90,617	$—

Financial assets and liabilities that are not measured at fair value at December 31, 2012 and December 31, 2011 are set forth in the following table (in thousands):

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Liabilities:
3.25% Convertible Senior Notes	$48,220	$48,220	$—	$—
Palmarejo Gold Production Royalty Obligation	$90,617	$—	$90,617	$—

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Liabilities:
3.25% Convertible Senior Notes	$49,205	$49,205	$—	$—
Palmarejo Gold Production Royalty Obligation	$111,257	$—	$111,257	$—